Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fidelity New Markets Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity® New Markets Income Fund
Trading Symbol	FNMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Markets Income Fund	$ 39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 4,957,480,881
Holdings Count | shares	456
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,957,480,881
Number of Holdings	456
Portfolio Turnover	27%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.6 AA 8.1 A 3.2 BBB 19.7 BB 21.7 B 17.2 CCC,CC,C 13.2 D 0.8 Not Rated 4.0 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 9.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.6 AA - 8.1 A - 3.2 BBB - 19.7 BB - 21.7 B - 17.2 CCC,CC,C - 13.2 D - 0.8 Not Rated - 4.0 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 56.3 Corporate Bonds 30.0 U.S. Treasury Obligations 1.6 Preferred Securities 1.6 Fixed-Income Funds 1.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 9.5 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 56.3 Corporate Bonds - 30.0 U.S. Treasury Obligations - 1.6 Preferred Securities - 1.6 Fixed-Income Funds - 1.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.5 United States 12.1 Mexico 7.1 Saudi Arabia 4.1 Brazil 3.9 Colombia 3.9 United Arab Emirates 3.6 Chile 3.6 Turkey 3.3 Indonesia 3.1 Others 55.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 12.1 Mexico - 7.1 Saudi Arabia - 4.1 Brazil - 3.9 Colombia - 3.9 United Arab Emirates - 3.6 Chile - 3.6 Turkey - 3.3 Indonesia - 3.1 Others - 55.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Petroleos Mexicanos 3.1 Dominican Republic 3.1 Argentine Republic 2.9 Turkish Republic 2.9 Colombian Republic 2.7 Arab Republic of Egypt 2.5 Republic of Nigeria 2.5 United Mexican States 2.0 Indonesia Government 2.0 Saudi Arabian Oil Co 1.9 25.6
Fidelity Advisor New Markets Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class Z
Trading Symbol	FGBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 4,957,480,881
Holdings Count | shares	456
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,957,480,881
Number of Holdings	456
Portfolio Turnover	27%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.6 AA 8.1 A 3.2 BBB 19.7 BB 21.7 B 17.2 CCC,CC,C 13.2 D 0.8 Not Rated 4.0 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 9.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.6 AA - 8.1 A - 3.2 BBB - 19.7 BB - 21.7 B - 17.2 CCC,CC,C - 13.2 D - 0.8 Not Rated - 4.0 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 56.3 Corporate Bonds 30.0 U.S. Treasury Obligations 1.6 Preferred Securities 1.6 Fixed-Income Funds 1.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 9.5 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 56.3 Corporate Bonds - 30.0 U.S. Treasury Obligations - 1.6 Preferred Securities - 1.6 Fixed-Income Funds - 1.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.5 United States 12.1 Mexico 7.1 Saudi Arabia 4.1 Brazil 3.9 Colombia 3.9 United Arab Emirates 3.6 Chile 3.6 Turkey 3.3 Indonesia 3.1 Others 55.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 12.1 Mexico - 7.1 Saudi Arabia - 4.1 Brazil - 3.9 Colombia - 3.9 United Arab Emirates - 3.6 Chile - 3.6 Turkey - 3.3 Indonesia - 3.1 Others - 55.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Petroleos Mexicanos 3.1 Dominican Republic 3.1 Argentine Republic 2.9 Turkish Republic 2.9 Colombian Republic 2.7 Arab Republic of Egypt 2.5 Republic of Nigeria 2.5 United Mexican States 2.0 Indonesia Government 2.0 Saudi Arabian Oil Co 1.9 25.6
Fidelity Advisor New Markets Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class M
Trading Symbol	FGWMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 4,957,480,881
Holdings Count | shares	456
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,957,480,881
Number of Holdings	456
Portfolio Turnover	27%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.6 AA 8.1 A 3.2 BBB 19.7 BB 21.7 B 17.2 CCC,CC,C 13.2 D 0.8 Not Rated 4.0 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 9.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.6 AA - 8.1 A - 3.2 BBB - 19.7 BB - 21.7 B - 17.2 CCC,CC,C - 13.2 D - 0.8 Not Rated - 4.0 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 56.3 Corporate Bonds 30.0 U.S. Treasury Obligations 1.6 Preferred Securities 1.6 Fixed-Income Funds 1.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 9.5 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 56.3 Corporate Bonds - 30.0 U.S. Treasury Obligations - 1.6 Preferred Securities - 1.6 Fixed-Income Funds - 1.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.5 United States 12.1 Mexico 7.1 Saudi Arabia 4.1 Brazil 3.9 Colombia 3.9 United Arab Emirates 3.6 Chile 3.6 Turkey 3.3 Indonesia 3.1 Others 55.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 12.1 Mexico - 7.1 Saudi Arabia - 4.1 Brazil - 3.9 Colombia - 3.9 United Arab Emirates - 3.6 Chile - 3.6 Turkey - 3.3 Indonesia - 3.1 Others - 55.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Petroleos Mexicanos 3.1 Dominican Republic 3.1 Argentine Republic 2.9 Turkish Republic 2.9 Colombian Republic 2.7 Arab Republic of Egypt 2.5 Republic of Nigeria 2.5 United Mexican States 2.0 Indonesia Government 2.0 Saudi Arabian Oil Co 1.9 25.6
Fidelity Advisor New Markets Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class I
Trading Symbol	FGZMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 4,957,480,881
Holdings Count | shares	456
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,957,480,881
Number of Holdings	456
Portfolio Turnover	27%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.6 AA 8.1 A 3.2 BBB 19.7 BB 21.7 B 17.2 CCC,CC,C 13.2 D 0.8 Not Rated 4.0 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 9.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.6 AA - 8.1 A - 3.2 BBB - 19.7 BB - 21.7 B - 17.2 CCC,CC,C - 13.2 D - 0.8 Not Rated - 4.0 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 56.3 Corporate Bonds 30.0 U.S. Treasury Obligations 1.6 Preferred Securities 1.6 Fixed-Income Funds 1.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 9.5 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 56.3 Corporate Bonds - 30.0 U.S. Treasury Obligations - 1.6 Preferred Securities - 1.6 Fixed-Income Funds - 1.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.5 United States 12.1 Mexico 7.1 Saudi Arabia 4.1 Brazil 3.9 Colombia 3.9 United Arab Emirates 3.6 Chile 3.6 Turkey 3.3 Indonesia 3.1 Others 55.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 12.1 Mexico - 7.1 Saudi Arabia - 4.1 Brazil - 3.9 Colombia - 3.9 United Arab Emirates - 3.6 Chile - 3.6 Turkey - 3.3 Indonesia - 3.1 Others - 55.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Petroleos Mexicanos 3.1 Dominican Republic 3.1 Argentine Republic 2.9 Turkish Republic 2.9 Colombian Republic 2.7 Arab Republic of Egypt 2.5 Republic of Nigeria 2.5 United Mexican States 2.0 Indonesia Government 2.0 Saudi Arabian Oil Co 1.9 25.6
Fidelity Advisor New Markets Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class C
Trading Symbol	FGYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.80%
Net Assets	$ 4,957,480,881
Holdings Count | shares	456
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,957,480,881
Number of Holdings	456
Portfolio Turnover	27%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.6 AA 8.1 A 3.2 BBB 19.7 BB 21.7 B 17.2 CCC,CC,C 13.2 D 0.8 Not Rated 4.0 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 9.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.6 AA - 8.1 A - 3.2 BBB - 19.7 BB - 21.7 B - 17.2 CCC,CC,C - 13.2 D - 0.8 Not Rated - 4.0 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 56.3 Corporate Bonds 30.0 U.S. Treasury Obligations 1.6 Preferred Securities 1.6 Fixed-Income Funds 1.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 9.5 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 56.3 Corporate Bonds - 30.0 U.S. Treasury Obligations - 1.6 Preferred Securities - 1.6 Fixed-Income Funds - 1.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.5 United States 12.1 Mexico 7.1 Saudi Arabia 4.1 Brazil 3.9 Colombia 3.9 United Arab Emirates 3.6 Chile 3.6 Turkey 3.3 Indonesia 3.1 Others 55.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 12.1 Mexico - 7.1 Saudi Arabia - 4.1 Brazil - 3.9 Colombia - 3.9 United Arab Emirates - 3.6 Chile - 3.6 Turkey - 3.3 Indonesia - 3.1 Others - 55.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Petroleos Mexicanos 3.1 Dominican Republic 3.1 Argentine Republic 2.9 Turkish Republic 2.9 Colombian Republic 2.7 Arab Republic of Egypt 2.5 Republic of Nigeria 2.5 United Mexican States 2.0 Indonesia Government 2.0 Saudi Arabian Oil Co 1.9 25.6
Fidelity Advisor New Markets Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class A
Trading Symbol	FGVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 4,957,480,881
Holdings Count | shares	456
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,957,480,881
Number of Holdings	456
Portfolio Turnover	27%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.6 AA 8.1 A 3.2 BBB 19.7 BB 21.7 B 17.2 CCC,CC,C 13.2 D 0.8 Not Rated 4.0 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 9.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.6 AA - 8.1 A - 3.2 BBB - 19.7 BB - 21.7 B - 17.2 CCC,CC,C - 13.2 D - 0.8 Not Rated - 4.0 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 56.3 Corporate Bonds 30.0 U.S. Treasury Obligations 1.6 Preferred Securities 1.6 Fixed-Income Funds 1.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 9.5 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 56.3 Corporate Bonds - 30.0 U.S. Treasury Obligations - 1.6 Preferred Securities - 1.6 Fixed-Income Funds - 1.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.5 United States 12.1 Mexico 7.1 Saudi Arabia 4.1 Brazil 3.9 Colombia 3.9 United Arab Emirates 3.6 Chile 3.6 Turkey 3.3 Indonesia 3.1 Others 55.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 12.1 Mexico - 7.1 Saudi Arabia - 4.1 Brazil - 3.9 Colombia - 3.9 United Arab Emirates - 3.6 Chile - 3.6 Turkey - 3.3 Indonesia - 3.1 Others - 55.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Petroleos Mexicanos 3.1 Dominican Republic 3.1 Argentine Republic 2.9 Turkish Republic 2.9 Colombian Republic 2.7 Arab Republic of Egypt 2.5 Republic of Nigeria 2.5 United Mexican States 2.0 Indonesia Government 2.0 Saudi Arabian Oil Co 1.9 25.6